Submission	Sep. 15, 2026
Submission [Line Items]
Central Index Key	0001720635
Registrant Name	nVent Electric plc
Registration File Number	333-293530
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES